Investments and Derivative Instruments (Cash Flow Hedges) (Details) (Cash flow hedges [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 89	$ 334	$ 302
Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)		(4)	1
Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	224	132	105
Interest Rate Swap [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	120	337	294
Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)		(4)	2
Interest Rate Swap [Member] | Net realized capital gains (losses) [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	90	9	18
Interest Rate Swap [Member] | Net Investment Income [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	140	126	94
Foreign Currency Swap [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(31)	(3)	8
Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)			(1)
Foreign Currency Swap [Member] | Net realized capital gains (losses) [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	$ (6)	$ (3)	$ (7)